EQ ADVISORS TRUSTSM

EQ/Core Bond Index Portfolio

EQ/Intermediate Government Bond Portfolio

Multimanager Core Bond Portfolio

SUPPLEMENT DATED JUNE 2, 2026 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2026, as supplemented. You should read this Supplement in conjunction with the Summary Prospectuses, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Information regarding proposed changes with respect to the EQ/Core Bond Index Portfolio, EQ/Intermediate Government Bond Portfolio, and Multimanager Core Bond Portfolio (each, a “Portfolio” and together, the “Portfolios”) was previously provided in a Supplement dated March 6, 2026. The purpose of this Supplement is to provide you with updated information regarding the changes with respect to each Portfolio.

At a joint special meeting of the shareholders of the Portfolios held on June 2, 2026, shareholders approved a new Investment Sub-Advisory Agreement between Equitable Investment Management Group, LLC (“EIM”), the Portfolios’ investment adviser, and AllianceBernstein L.P. (“AllianceBernstein”) with respect to each Portfolio. SSGA Funds Management, Inc. (“SSGA FM”) currently serves as a sub-adviser for all of the assets of the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Portfolio and as a sub-adviser for an index allocated portion of the assets of the Multimanager Core Bond Portfolio. However, effective on or about June 29, 2026, AllianceBernstein will replace SSGA FM as a sub-adviser to each Portfolio (or an allocated portion thereof) and AllianceBernstein, rather than SSGA FM, will provide the day-to-day implementation of an investment program for all, or a portion, of each Portfolio’s assets, as well as certain related administrative functions. Under the new Investment Sub-Advisory Agreement, EIM will remain responsible for monitoring the investment program for each Portfolio and overseeing the performance of AllianceBernstein and each Portfolio.

Effective on or about June 29, 2026, the following changes are being made to the Summary Prospectuses and Prospectus:

All references to SSGA FM are deleted in their entirety.

For the EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Portfolio, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the following information:

Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Since
Matthew Sheridan, CFA®	Senior Vice President and Director of Fixed Income of AllianceBernstein	2026
William Smith, CFA®	Senior Vice President and Head of Credit at AllianceBernstein	2026
Sonam Dorji	Senior Vice President and Portfolio Manager of AllianceBernstein	2026

For the Multimanager Core Bond Portfolio, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the following information:

Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Index Allocated Portion of the Portfolio are:

Name	Title	Since
Matthew Sheridan, CFA®	Senior Vice President and Director of Fixed Income of AllianceBernstein	2026
William Smith, CFA®	Senior Vice President and Head of Credit at AllianceBernstein	2026
Sonam Dorji	Senior Vice President and Portfolio Manager of AllianceBernstein	2026

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — SSGA Funds Management, Inc.” is deleted in its entirety.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein, L.P.” is amended by replacing the first paragraph with the following information:

AllianceBernstein L.P. (“AllianceBernstein”), 501 Commerce Street, Nashville, TN 37203, serves as Sub-Adviser to the EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Short Duration Government Bond Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Intermediate Corporate Bond Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Long-Term Bond Portfolio, EQ/Mid Cap Index Portfolio, and EQ/Small Company Index Portfolio. AllianceBernstein also serves as Sub-Adviser to the Active and Index Allocated Portions of the EQ/AB Small Cap Growth Portfolio, EQ/Large Cap Value Managed Volatility Portfolio and EQ/Quality Bond PLUS Portfolio. AllianceBernstein also serves as Sub-Adviser to the Index Allocated Portion of each of the EQ/Emerging Markets Equity PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, and Multimanager Technology Portfolio. AllianceBernstein also serves as Sub-Adviser to the portion of the EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, EQ/International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio and ATM International Managed Volatility Portfolio allocated to AllianceBernstein. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of April 30, 2026, AllianceBernstein had approximately $881 billion in assets under management.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein, L.P.” is further amended by replacing the sixteenth paragraph with the following information:

The U.S. Core Fixed Income Team, comprised of senior Core Fixed Asset Team members, manages and makes investment decisions for the EQ/AB Short Duration Government Bond Portfolio, EQ/Core Bond Index Portfolio, EQ/Intermediate Corporate Bond Portfolio, EQ/Intermediate Government Bond Portfolio, and EQ/Long-Term Bond Portfolio, the Active Allocated Portion and Passive Allocated Portion of the EQ/Quality Bond PLUS Portfolio, and the Index Allocated Portion of the Multimanager Core Bond Portfolio. The Core Fixed Asset Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. Members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S. Core Fixed Income accounts.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein, L.P.” is further amended by replacing the twentieth paragraph with the following information:

The management of and investment decisions for the EQ/Core Bond Index Portfolio, EQ/Intermediate Corporate Bond Portfolio, EQ/Intermediate Government Bond Portfolio, and EQ/Long-Term Bond Portfolio, and the Index Allocated Portion of the Multimanager Core Bond Portfolio are the joint and primary responsibility of Matthew Sheridan, CFA®, William Smith, CFA® and Sonam Dorji.

Effective on or about June 29, 2026, the following changes are being made to the SAI:

All references to SSGA FM as a sub-adviser to the EQ/Core Bond Index Portfolio, EQ/Intermediate Government Bond Portfolio, and Multimanager Core Bond Portfolio are deleted in their entirety.

The section of the SAI entitled “Investment Advisory and Other Services — The Sub-Advisers” is amended to include the following information:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/Core Bond Index Portfolio EQ/Intermediate Government Bond Portfolio Multimanager Core Bond Portfolio	AllianceBernstein, a limited partnership organized under the laws of the State of Delaware, is a majority-owned subsidiary of Equitable Holdings, Inc., the holding company for a diversified financial services organization.

References to Michael Przygoda, James Kramer, and Joanna Madden in the section of the SAI entitled “Appendix B — Portfolio Manager Information — SSGA Funds Management, Inc.” are deleted in their entirety.

The section of the SAI entitled “Appendix B — Portfolio Manager Information — AllianceBernstein L.P. — Other Accounts Managed” is amended to include the following information:

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of April 30, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Core Bond Index Portfolio

Matthew Sheridan	36	$32,170M	21	$40,474M	284	$18,527M	0	N/A	0	N/A	3	$1,851M

William Smith	24	$16,622M	29	$45,690M	168	$53,842M	0	N/A	0	N/A	1	$7M

Sonam Dorji	18	$12,692M	11	$16,803M	11	$2,620M	0	N/A	0	N/A	0	N/A

EQ/Intermediate Government Bond Portfolio

Matthew Sheridan	36	$32,170M	21	$40,474M	284	$18,527M	0	N/A	0	N/A	3	$1,851M

William Smith	24	$16,622M	29	$45,690M	168	$53,842M	0	N/A	0	N/A	1	$7M

Sonam Dorji	18	$12,692M	11	$16,803M	11	$2,620M	0	N/A	0	N/A	0	N/A

Multimanager Core Bond Portfolio

Matthew Sheridan	36	$32,170M	21	$40,474M	284	$18,527M	0	N/A	0	N/A	3	$1,851M

William Smith	24	$16,622M	29	$45,690M	168	$53,842M	0	N/A	0	N/A	1	$7M

Sonam Dorji	18	$12,692M	11	$16,803M	11	$2,620M	0	N/A	0	N/A	0	N/A

As of April 30, 2026, the dollar range of shares of each of the EQ/Core Bond Index Portfolio, EQ/Intermediate Government Bond Portfolio, and Multimanager Core Bond Portfolio beneficially owned by the portfolio managers listed above was none.